LEASES (Tables)	6 Months Ended
Jun. 30, 2024
LEASES
Schedule of other information related to the Company's operating leases

June 30,
2024

Operating lease ROU Asset - February 9, 2024	$395,063
Increase	—
Decrease	(68,727)
Operating lease ROU Asset - Ending Balance	$326,336

Operating lease liability - Short Term	$149,499
Operating lease liability - Long Term	182,729
Operating lease liability - Total	$332,228

Schedule of weighted-average remaining lease term and weighted-average discount rates related to the Company's operating leases

	June 30,
	2024
Weighted average remaining lease term	2.35	years
Weighted average discount rate	4.97%

Tabular disclosure of future minimum payments required by the lease agreements

2025	$164,271
2026	118,597
2027	70,377
Total minimum lease payments	353,245
Less interest factor	(21,017)
Total operating lease liability	332,228
Less operating lease liability - current portion	(149,499)
Operating lease liability - long term portion	$182,729